Net Revenue from sales and Services (Tables)	12 Months Ended
Dec. 31, 2022
Net Revenue from sales and Services
Schedule of revenue by categories
	December 31, 2022	December 31, 2021	December 31, 2020
Learning Systems
Gross revenue	878,468	568,522	608,200
Taxes	(382)	(219)	(40)
Discounts	(13,157)	(14,302)	(8,603)
Returns	(78,468)	(41,919)	(17,553)
Net revenue	786,461	512,082	582,004
Textbooks
Gross revenue	228,094	212,708	308,298
Taxes	(214)	(1,608)	(250)
Discounts	(1,120)	-	-
Returns	(31,401)	(41,330)	(72,488)
Net revenue	195,359	169,770	235,560
Complementary Education Services
Gross revenue	159,207	148,817	63,491
Taxes	(193)	(961)	(17)
Discounts	(1,415)	-	(6)
Returns	(15,755)	(10,459)	(2,880)
Net revenue	141,844	137,397	60,588
Other services
Gross revenue	38,727	34,498	34,118
Taxes	(7,046)	(3,034)	(3,864)
Net revenue	31,681	31,464	30,254
Total Content & EdTech
Gross revenue	1,304,496	964,545	1,014,107
Taxes	(7,835)	(5,822)	(4,171)
Discounts	(15,692)	(14,302)	(8,609)
Returns	(125,624)	(93,708)	(92,921)
Net revenue	1,155,345	850,713	908,406
E-commerce
Gross revenue	113,569	100,084	97,632
Taxes	(1,873)	(2,473)	(2,261)
Returns	(5,533)	(2,595)	(6,149)
Net revenue	106,163	95,016	89,222
Other digital services
Gross revenue	3,026	1,850	-
Taxes	(254)	(160)	-
Net revenue	2,772	1,690	-
Total Digital Services
Gross revenue	116,595	101,934	97,632
Taxes	(2,127)	(2,633)	(2,261)
Returns	(5,533)	(2,595)	(6,149)
Net revenue	108,935	96,706	89,222
Total
Gross revenue	1,421,091	1,066,479	1,111,739
Taxes	(9,962)	(8,455)	(6,432)
Discounts	(15,692)	(14,302)	(8,609)
Returns	(131,157)	(96,303)	(99,070)
Net revenue	1,264,280	947,419	997,628
Sales	1,229,827	914,266	967,374
Service	34,453	33,153	30,254
Net revenue	1,264,280	947,419	997,628